Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Foreign currency translation gain (loss)	$ 1.1	$ 4.0	$ 0.2	$ 4.6